Label	Element	Value
Shares | TREASURY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TREASURY PORTFOLIO—SHARES
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in U.S. Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year asa percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2026
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:
∎	Cash;
∎	Short-term bills, notes, including floating rate notes, and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”); and
∎	Repurchase agreements collateralized fully by cash or Treasury Obligations.
The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations and repurchase agreements collateralized solely by Treasury Obligations. Repurchase agreements are agreements in which the Portfolio agrees to purchase portfolio securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price.
The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee on Portfolio redemptions that might apply to other types of money market funds. The Portfolio may invest in shares of other government money market funds.
The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio invests in U.S. dollar-denominated securities with a remaining maturity of no more than 397 days (with certain exceptions permitted by applicable regulations). The Portfolio maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. The Portfolio will limit its investments to “eligible securities,” as defined by applicable regulations, at the time of acquisition (e.g., government securities, shares of other money market funds, and securities that present minimal credit risks as determined by NTI, pursuant to guidelines approved by the Portfolio’s Board of Trustees). The Portfolio may invest in variable and floating rate instruments. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio. The Portfolio will generally hold a portion of its assets in cash to accommodate anticipated redemptions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PORTFOLIO PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year.
The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s website at www.northerntrust.com/united-states/what-we-do/investment-management/northern-funds/funds-and-performance-institutional or by calling 800-637-1380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-637-1380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northerntrust.com/united-states/what-we-do/investment-management/northern-funds/funds-and-performance-institutional
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (SHARES)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	* For the periods shown in the bar chart above:

highest quarterly return	1.33%	fourth quarter of 2023
lowest quarterly return	0.00%	second quarter of 2015

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2024)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The 7-day yield for Shares of the Portfolio as of December 31, 2024: 4.34%. For the current 7-day yield call 800-637-1380 or visit www.northerntrust.com/united-states/what-we-do/investment-management/northern-funds/funds-and-performance-institutional.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The 7-day yield for Shares of the Portfolio as of December 31, 2024:
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-637-1380
Shares | TREASURY PORTFOLIO | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Portfolio.
Shares | TREASURY PORTFOLIO | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so.
Shares | TREASURY PORTFOLIO | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
The Portfolio’s sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

Shares | TREASURY PORTFOLIO | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Shares | TREASURY PORTFOLIO | STABLE NAV RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure) the Portfolio could be subject to increased redemption activity, which could adversely affect its NAV.

Shares | TREASURY PORTFOLIO | INTEREST RATE RISKS [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
INTEREST RATE RISK is the risk that during periods of rising interest rates, the market value of a Portfolio’s securities will tend to be lower than prevailing market rates and in periods of falling interest rates, the market value of a Portfolio’s securities will tend to be higher. A Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. In general, securities with longer maturities or durations are more sensitive to interest rate changes. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Portfolio. During periods when inflation rates are high or rising, or during periods of low interest rates, the Portfolio may be subject to a greater risk of rising interest rates. Changing interest rates may have unpredictable effects on the markets and the Portfolio’s investment, may result in heightened market volatility, may impact the liquidity of fixed-income securities and of the Portfolio, and may detract from Portfolio performance.

Shares | TREASURY PORTFOLIO | CREDIT OR DEFAULT RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its principal or interest payments or other financial obligations in a timely manner will adversely affect the value of the Portfolio’s investments and its returns. Changes in an issuer’s financial strength, the market’s perception of an issuer’s creditworthiness, or in the credit rating of the issuer or the security may also affect the value of the Portfolio’s investment in that issuer.

Shares | TREASURY PORTFOLIO | DEBT EXTENSION RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
DEBT EXTENSION RISK is the risk that when interest rates rise an issuer will exercise its right to pay principal on certain debt securities held by the Portfolio later than expected. This will cause the value of the security to decrease and the Portfolio may lose opportunities to invest in higher yielding securities.

Shares | TREASURY PORTFOLIO | VARIABLE OR FLOATING RATE INSTRUMENTS RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
VARIABLE OR FLOATING RATE INSTRUMENTS RISK is the risk that securities with variable or floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the variable or floating rate securities, which only occur periodically. Although variable and floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to greater liquidity risk, which could impede their value.

Shares | TREASURY PORTFOLIO | INCOME RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
INCOME RISK is the risk that the Portfolio’s ability to distribute income to shareholders depends on the yield available from the Portfolio’s investments. Falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

Shares | TREASURY PORTFOLIO | REPURCHASE AGREEMENTS RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
REPURCHASE AGREEMENTS RISK is the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Portfolio to lose money.

Shares | TREASURY PORTFOLIO | INVESTMENT COMPANY RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
INVESTMENT COMPANY RISK is the risk that the Portfolio will be subject to the risks associated with investments in registered investment companies (“Underlying Funds”), such as the possibility that the value of the securities or instruments held by the Underlying Funds could decrease. Investments in Underlying Funds may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by the Underlying Funds in which it invests. NTI may be subject to potential conflicts of interest with respect to investments in affiliated Underlying Funds, which are Underlying Funds managed by NTI or its affiliates, because the fees paid to NTI by some affiliated Underlying Funds may be higher than the fees paid by other Underlying Funds.

Shares | TREASURY PORTFOLIO | MARKET RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
MARKET RISK is the risk that the value of the Portfolio’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Portfolio may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets or volatility in the equity markets. Market disruptions caused by local or regional events such as financial institution failures, war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Portfolio and its investments. During periods of market disruption or other abnormal market conditions, the Portfolio’s exposure to risks described elsewhere in this summary will likely increase.

Shares | TREASURY PORTFOLIO | CASH POSITIONS RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
CASH POSITIONS RISK is the risk that maintaining cash positions may negatively affect the Portfolio’s performance and potentially limit investment opportunities as a result of the Portfolio’s uninvested assets. Maintaining cash positions may also subject the Portfolio to increased credit risk exposure to the custodian bank.

Shares | TREASURY PORTFOLIO | MANAGEMENT RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

Shares | TREASURY PORTFOLIO | LARGE SHAREHOLDER RISK [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
LARGE SHAREHOLDER RISK is the risk that a large proportion of the interests of the Portfolio may be held by a small number of investors (or a single investor) and the Portfolio may experience adverse effects when certain large shareholders, including funds or accounts over which the Portfolio’s investment adviser or an affiliate of the investment adviser has investment discretion, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity and/or NAV. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to expenses being allocated over a smaller asset base. Large purchases of the Portfolio’s shares or having a more concentrated shareholder base may also adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Shares | TREASURY PORTFOLIO | Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.02%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.15%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Portfolio Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	$ 15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	$ 192
2015	rr_AnnualReturn2015	0.02%
2016	rr_AnnualReturn2016	0.25%
2017	rr_AnnualReturn2017	0.77%
2018	rr_AnnualReturn2018	1.73%
2019	rr_AnnualReturn2019	2.12%
2020	rr_AnnualReturn2020	0.41%
2021	rr_AnnualReturn2021	0.01%
2022	rr_AnnualReturn2022	1.38%
2023	rr_AnnualReturn2023	4.99%
2024	rr_AnnualReturn2024	5.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	5.16%
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	1.67%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	4.34%

[1]	Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the Total Annual Fund Operating Expenses of the Portfolio (excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Independent Trustee of the Trust; (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest) do not exceed 0.15%. This contractual limitation may not be terminated before April 1, 2026 without the approval of the Board of Trustees.